Movement in Working Capital and Provisions for Liabilities - Summary of Movement in Working Capital and Provisions for Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	$ 583	$ 904	$ 1,316
Effect of adopting IFRS 16			17
Translation adjustment	(2)	(15)	7
Arising on acquisition (note 30)	204	49	49
Disposals	(25)	(29)	(758)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	(1)	(7)	(20)
- paid during year	33	54	54
Deferred proceeds arising on disposals during year			302
Deferred divestment consideration:
- arising on disposals during year	1	14
- received during year	(120)	(123)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	(281)
Interest accruals and discount unwinding	(14)	(41)	(38)
Additions to leased mineral reserves	(10)	(14)	(96)
Reclassification	(2)	(13)
(Decrease)/increase in working capital and provisions for liabilities	228	(196)	71
Ending balance	594	583	904
Inventories [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	3,117	3,080	3,505
Translation adjustment	(84)	71	2
Arising on acquisition (note 30)	157	23	65
Disposals	(22)	(14)	(581)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0
- paid during year	0	0
Deferred divestment consideration:
- arising on disposals during year	0	0
- received during year	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	0
Interest accruals and discount unwinding	0	0
Additions to leased mineral reserves	0	0
Reclassification	4	20
(Decrease)/increase in working capital and provisions for liabilities	439	(63)	89
Ending balance	3,611	3,117	3,080
Trade and other receivables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	4,411	4,587	4,872
Effect of adopting IFRS 16			3
Translation adjustment	(102)	107	9
Arising on acquisition (note 30)	191	47	73
Disposals	(20)	(37)	(747)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0
- paid during year	0	0
Deferred proceeds arising on disposals during year			302
Deferred divestment consideration:
- arising on disposals during year	1	14
- received during year	(120)	(123)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	0
Interest accruals and discount unwinding	11	4	(12)
Additions to leased mineral reserves	0	0
Reclassification	0	(11)
(Decrease)/increase in working capital and provisions for liabilities	436	(177)	87
Ending balance	4,808	4,411	4,587
Trade and other payables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(5,503)	(5,461)	(5,817)
Effect of adopting IFRS 16			13
Translation adjustment	147	(150)	(8)
Arising on acquisition (note 30)	(143)	(21)	(82)
Disposals	11	17	570
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	(1)	(7)	(20)
- paid during year	33	54	54
Deferred divestment consideration:
- arising on disposals during year	0	0
- received during year	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	(281)
Interest accruals and discount unwinding	(7)	(24)	(1)
Additions to leased mineral reserves	(10)	(14)	(96)
Reclassification	(6)	(22)
(Decrease)/increase in working capital and provisions for liabilities	(649)	125	(74)
Ending balance	(6,409)	(5,503)	(5,461)
Provisions for liabilities [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(1,442)	(1,302)	(1,244)
Effect of adopting IFRS 16			1
Translation adjustment	37	(43)	4
Arising on acquisition (note 30)	(1)	0	(7)
Disposals	6	5	0
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0
- paid during year	0	0
Deferred divestment consideration:
- arising on disposals during year	0	0
- received during year	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	0
Interest accruals and discount unwinding	(18)	(21)	(25)
Additions to leased mineral reserves	0	0
Reclassification	0	0
(Decrease)/increase in working capital and provisions for liabilities	2	(81)	(31)
Ending balance	$ (1,416)	$ (1,442)	$ (1,302)